Inventories (Details)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY
Raw materials	$ 0	0	40,865
Finished goods	821,251	5,040,347	5,410,946
Inventories, net	$ 821,251	5,040,347	5,451,811